CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash	$ 8,877	$ 9,278
Denominated in U.S. dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash	706	1,218
Denominated in NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	6,474	6,270
Denominated in Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 1,697	$ 1,790